Cover	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	CUBEBIO HOLDINGS LIMITED
Entity Central Index Key	0002058261
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8F HYHILL Building
Entity Address, Address Line Two	Digital-ro 10-gil 9
Entity Address, Address Line Three	Geumcheon-gu
Entity Address, City or Town	Seoul
Country Region	+82
City Area Code	02
Local Phone Number	4607-3869
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	212
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.